Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Major Classification of Loans

Major classifications of loans at the indicated dates are as follows:

	June 30,	December 31,
(In thousands)	2020	2019
Residential mortgage loans:
1-4 family first-lien residential mortgages	$212,741	$209,559
Construction	3,678	3,963
Loans held-for-sale (1)	-	35,790
Total residential mortgage loans	216,419	249,312

Commercial loans:
Real estate	260,824	254,257
Lines of credit	53,509	58,617
Other commercial and industrial	83,167	82,092
Paycheck Protection Program loans	73,774	-
Tax exempt loans	7,644	8,067
Total commercial loans	478,918	403,033

Consumer loans:
Home equity and junior liens	42,587	46,389
Other consumer	69,915	82,607
Total consumer loans	112,502	128,996

Total loans	807,839	781,341
Net deferred loan fees	(1,830)	110
Less allowance for loan losses	(10,553)	(8,669)
Loans receivable, net	$795,456	$772,782

(1)

Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.  At December 31, 2019, the loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000.  These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.

Major classifications of loans are as follows:

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
1-4 family first-lien residential mortgages	$209,559	$232,523
Construction	3,963	7,121
Loans held-for-sale (1)	35,790	-
Total residential mortgage loans	249,312	239,644

Commercial loans:
Real estate	254,257	212,314
Lines of credit	58,617	44,235
Other commercial and industrial	82,092	63,359
Tax exempt loans	8,067	9,320
Total commercial loans	403,033	329,228

Consumer loans:
Home equity and junior liens	46,389	26,109
Other consumer	82,607	25,424
Total consumer loans	128,996	51,533

Total loans	781,341	620,405
Net deferred loan fees	110	(135)
Less allowance for loan losses	(8,669)	(7,306)
Loans receivable, net	$772,782	$612,964

(1)

Based on ASC 948, Mortgage Banking, loans shall be classified as held-for-sale once a decision has been made to sell the loans and shall be transferred to the held-for-sale category at lower of cost or fair value.  The loans under contract to be sold had a principal balance of $35.8 million and net deferred fees of $146,000 at December 31, 2019.  These loans were transferred at their amortized cost of $35.9 million as of December 31, 2019, as the fair value of these loans was greater than the amortized cost.

Summary of Purchased Loans Pools
The following table presents details regarding the purchased loan pools:	June 30,	December 31,
(In thousands, except number of loans)	2020	2019
Purchased residential real estate loans
Original Balance	$2,100	$2,100
Current Balance	2,000	2,100
Unamortized Premium	131	135
Percent Owned	100%	100%
Number of Loans	25	25
Maturity range	22-24 years	22-24 years
Cumulative net charge-offs	-	-

Purchased other commercial and industrial loans
Original Balance	6,800	6,800
Current Balance	6,100	6,600
Unamortized Premium	-	-
Percent Owned	100%	100%
Number of Loans	41	43
Maturity range	4-10 years	4-10 years
Cumulative net charge-offs	-	-

Purchased home equity lines of credit:
Original Balance	21,900	21,900
Current Balance	17,300	20,100
Unamortized Premium	347	390
Percent Owned	100%	100%
Number of Loans	335	376
Maturity range	4-30 years	4-30 years
Cumulative net charge-offs	-	-

Purchased automobile loans:
Original Balance	50,400	50,400
Current Balance	22,300	27,200
Unamortized Premium	768	930
Percent Owned	90%	90%
Number of Loans	1,484	1,657
Maturity range	2-6 years	2-6 years
Cumulative net charge-offs	212	196

Purchased unsecured consumer loan pool 1:
Original Balance	5,400	5,400
Current Balance	4,300	5,000
Unamortized Premium	-	-
Percent Owned	100%	100%
Number of Loans	82	87
Maturity range	4-10 years	4-10 years
Cumulative net charge-offs	-	-

Purchased unsecured consumer loan pool 2:
Original Balance	26,600	26,600
Current Balance	21,200	25,800
Unamortized Premium	86	114
Percent Owned	59%	59%
Number of Loans	2,535	2,768
Maturity range	3-5 years	3-5 years
Cumulative net charge-offs	219	-

Purchased unsecured consumer loan pool 3:
Original Balance	10,300	10,300
Current Balance	7,600	10,300
Unamortized Premium	185	245
Percent Owned	100%	100%
Number of Loans	3,609	4,259
Maturity range	0-7 years	0-7 years
Cumulative net charge-offs	-	-

Summary of Classes of Loan Portfolio

The following tables present the classes of the loan portfolio, not including net deferred loan costs, summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system as of the dates indicated:

	As of June 30, 2020
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$208,783	$1,295	$1,609	$1,054	$212,741
Construction	3,678	-	-	-	3,678
Loans held-for-sale	-	-	-	-	-
Total residential mortgage loans	212,461	1,295	1,609	1,054	216,419
Commercial loans:
Real estate	243,749	9,150	7,218	707	260,824
Lines of credit	46,241	4,297	2,971	-	53,509
Other commercial and industrial	72,499	8,689	1,940	39	83,167
Paycheck Protection Program loans	73,774	-	-	-	73,774
Tax exempt loans	7,644	-	-	-	7,644
Total commercial loans	443,907	22,136	12,129	746	478,918
Consumer loans:
Home equity and junior liens	41,725	221	367	274	42,587
Other consumer	69,619	101	195	-	69,915
Total consumer loans	111,344	322	562	274	112,502
Total loans	$767,712	$23,753	$14,300	$2,074	$807,839

	As of December 31, 2019
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$205,554	$1,093	$1,731	$1,181	$209,559
Construction	3,963	-	-	-	3,963
Loans held-for-sale	35,790	-	-	-	35,790
Total residential mortgage loans	245,307	1,093	1,731	1,181	249,312
Commercial loans:
Real estate	238,288	12,473	3,194	302	254,257
Lines of credit	50,396	7,945	276	-	58,617
Other commercial and industrial	72,653	8,473	923	43	82,092
Tax exempt loans	8,067	-	-	-	8,067
Total commercial loans	369,404	28,891	4,393	345	403,033
Consumer loans:
Home equity and junior liens	45,414	191	477	307	46,389
Other consumer	82,252	167	188	-	82,607
Total consumer loans	127,666	358	665	307	128,996
Total loans	$742,377	$30,342	$6,789	$1,833	$781,341

The following table presents the segments and classes of the loan portfolio summarized by the aggregate pass rating and the criticized and classified ratings of special mention, substandard and doubtful within the Company's internal risk rating system:

	As of December 31, 2019
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$205,554	$1,093	$1,731	$1,181	$209,559
Construction	3,963	-	-	-	3,963
Loans held-for-sale	35,790	-	-	-	35,790
Total residential mortgage loans	245,307	1,093	1,731	1,181	249,312
Commercial loans:
Real estate	238,288	12,473	3,194	302	254,257
Lines of credit	50,396	7,945	276	-	58,617
Other commercial and industrial	72,653	8,473	923	43	82,092
Tax exempt loans	8,067	-	-	-	8,067
Total commercial loans	369,404	28,891	4,393	345	403,033
Consumer loans:
Home equity and junior liens	45,414	191	477	307	46,389
Other consumer	82,252	167	188	-	82,607
Total consumer loans	127,666	358	665	307	128,996
Total loans	$742,377	$30,342	$6,789	$1,833	$781,341

	As of December 31, 2018
		Special
(In thousands)	Pass	Mention	Substandard	Doubtful	Total
Residential mortgage loans:
1-4 family first-lien residential mortgages	$228,563	$999	$1,190	$1,771	$232,523
Construction	7,121	-	-	-	7,121
Total residential mortgage loans	235,684	999	1,190	1,771	239,644
Commercial loans:
Real estate	201,997	8,299	1,947	71	212,314
Lines of credit	42,489	1,491	233	22	44,235
Other commercial and industrial	59,344	3,268	612	135	63,359
Tax exempt loans	9,320	-	-	-	9,320
Total commercial loans	313,150	13,058	2,792	228	329,228
Consumer loans:
Home equity and junior liens	25,706	144	173	86	26,109
Other consumer	25,294	95	35	-	25,424
Total consumer loans	51,000	239	208	86	51,533
Total loans	$599,834	$14,296	$4,190	$2,085	$620,405

Age Analysis of Past Due Loans Segregated by Portfolio Segment and Class of Loans

An age analysis of past due loans, not including net deferred loan costs, segregated by portfolio segment and class of loans, as of June 30, 2020 and December 31, 2019, are detailed in the following tables:

	As of June 30, 2020

	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$988	$130	$1,038	$2,156	$210,585	$212,741
Construction	-	-	-	-	3,678	3,678
Loans held-for-sale	-	-	-	-	-	-
Total residential mortgage loans	988	130	1,038	2,156	214,263	216,419
Commercial loans:
Real estate	74	2,000	4,034	6,108	254,716	260,824
Lines of credit	1,299	1,844	430	3,573	49,936	53,509
Other commercial and industrial	6,645	4,076	1,992	12,713	70,454	83,167
Paycheck Protection Program loans	-	-	-	-	73,774	73,774
Tax exempt loans	-	-	-	-	7,644	7,644
Total commercial loans	8,018	7,920	6,456	22,394	456,524	478,918
Consumer loans:
Home equity and junior liens	222	-	344	566	42,021	42,587
Other consumer	323	126	196	645	69,270	69,915
Total consumer loans	545	126	540	1,211	111,291	112,502
Total loans	$9,551	$8,176	$8,034	$25,761	$782,078	$807,839

	As of December 31, 2019

	30-59 Days	60-89 Days	90 Days	Total		Total Loans
(In thousands)	Past Due	Past Due	and Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$947	$744	$1,613	$3,304	$206,255	$209,559
Construction	-	-	-	-	3,963	3,963
Loans held-for-sale	-	-	-	-	35,790	35,790
Total residential mortgage loans	947	744	1,613	3,304	246,008	249,312
Commercial loans:
Real estate	953	100	2,271	3,324	250,933	254,257
Lines of credit	4,464	25	68	4,557	54,060	58,617
Other commercial and industrial	2,747	315	591	3,653	78,439	82,092
Tax exempt loans	-	-	-	-	8,067	8,067
Total commercial loans	8,164	440	2,930	11,534	391,499	403,033
Consumer loans:
Home equity and junior liens	315	130	480	925	45,464	46,389
Other consumer	335	50	151	536	82,071	82,607
Total consumer loans	650	180	631	1,461	127,535	128,996
Total loans	$9,761	$1,364	$5,174	$16,299	$765,042	$781,341

An age analysis of past due loans, not including net deferred loan costs, segregated by portfolio segment and class of loans, for the years ended December 31, are detailed in the following tables:

	As of December 31, 2019
	30-59 Days	60-89 Days	90 Days
	Past Due	Past Due	and	Total		Total Loans
(In thousands)	and Accruing	and Accruing	Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$947	$744	$1,613	$3,304	$206,255	$209,559
Construction	-	-	-	-	3,963	3,963
Loans held-for-sale	-	-	-	-	35,790	35,790
Total residential mortgage loans	947	744	1,613	3,304	246,008	249,312
Commercial loans:
Real estate	953	100	2,271	3,324	250,933	254,257
Lines of credit	4,464	25	68	4,557	54,060	58,617
Other commercial and industrial	2,747	315	591	3,653	78,439	82,092
Tax exempt loans	-	-	-	-	8,067	8,067
Total commercial loans	8,164	440	2,930	11,534	391,499	403,033
Consumer loans:
Home equity and junior liens	315	130	480	925	45,464	46,389
Other consumer	335	50	151	536	82,071	82,607
Total consumer loans	650	180	631	1,461	127,535	128,996
Total loans	$9,761	$1,364	$5,174	$16,299	$765,042	$781,341

	As of December 31, 2018
	30-59 Days	60-89 Days	90 Days
	Past Due	Past Due	and	Total		Total Loans
(In thousands)	and Accruing	and Accruing	Over	Past Due	Current	Receivable
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,507	$505	$1,176	$3,188	$229,335	$232,523
Construction	-	-	-	-	7,121	7,121
Total residential mortgage loans	1,507	505	1,176	3,188	236,456	239,644
Commercial loans:
Real estate	4,261	364	323	4,948	207,366	212,314
Lines of credit	1,033	111	22	1,166	43,069	44,235
Other commercial and industrial	814	44	387	1,245	62,114	63,359
Tax exempt loans	-	-	-	-	9,320	9,320
Total commercial loans	6,108	519	732	7,359	321,869	329,228
Consumer loans:
Home equity and junior liens	247	6	35	288	25,821	26,109
Other consumer	226	65	107	398	25,026	25,424
Total consumer loans	473	71	142	686	50,847	51,533
Total loans	$8,088	$1,095	$2,050	$11,233	$609,172	$620,405

Nonaccrual Loans Segregated by Class of Loan

Nonaccrual loans, segregated by class of loan, were as follows:

	June 30,	December 31,
(In thousands)	2020	2019
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,038	$1,613
	1,038	1,613
Commercial loans:
Real estate	4,094	2,343
Lines of credit	430	68
Other commercial and industrial	2,283	591
	6,807	3,002
Consumer loans:
Home equity and junior liens	344	480
Other consumer	196	151
	540	631
Total nonaccrual loans	$8,385	$5,246

Year-end nonaccrual loans, segregated by class of loan, were as follows:

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
1-4 family first-lien residential mortgages	$1,613	$1,176
Total residential mortgage loans	1,613	1,176
Commercial loans:
Real estate	2,343	415
Lines of credit	68	28
Other commercial and industrial	591	387
Total commercial loans	3,002	830
Consumer loans:
Home equity and junior liens	480	35
Other consumer	151	107
Total consumer loans	631	142
Total nonaccrual loans	$5,246	$2,148

Troubled Debt Restructurings on Financing Receivables

The table below details one loan that was modified as a TDR for the three months ended June 30, 2019.

	For the three months ended June 30, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The table below details one loan that was modified as a TDR for the six months ended June 30, 2019.

	For the six months ended June 30, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The table below details loans that had been modified as TDRs for the year ended December 31, 2019.

	For the year ended December 31, 2019
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Residential real estate loans	1	$205	$250	$-

The TDR evaluated for impairment for the twelve months ended December 31, 2019 has been classified as a TDR due to economic concessions granted, which consisted of additional funds advanced without associated increases in collateral and an extended maturity date that will result in a delay in payment from the original contractual maturity.

The table below details loans that have been modified as TDRs for the year ended December 31, 2018.

	For the year ended December 31, 2018
(In thousands)	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Additional provision for loan losses
Other commercial and industrial loans	1	$300	$300	$-
Commercial real estate loans	1	$123	$137	$14

Summary of Impaired Loans Information by Portfolio Class

The following table summarizes impaired loan information by portfolio class at the indicated dates:

	June 30, 2020			December 31, 2019
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$680	$680	$-	$1,027	$1,027	$-
Commercial real estate	4,217	4,294	-	3,996	4,067	-
Commercial lines of credit	80	80	-	86	86	-
Other commercial and industrial	333	353	-	69	77	-
Home equity and junior liens	77	77	-	40	40	-
Other consumer	85	85	-	55	55	-

With an allowance recorded:
1-4 family first-lien residential mortgages	918	918	153	584	584	97
Commercial real estate	444	444	64	450	450	78
Commercial lines of credit	98	98	98	98	98	98
Other commercial and industrial	729	729	563	866	866	406
Home equity and junior liens	142	142	142	180	180	150
Other consumer	-	-	-	36	36	1
Total:
1-4 family first-lien residential mortgages	1,598	1,598	153	1,611	1,611	97
Commercial real estate	4,661	4,738	64	4,446	4,517	78
Commercial lines of credit	178	178	98	184	184	98
Other commercial and industrial	1,062	1,082	563	935	943	406
Home equity and junior liens	219	219	142	220	220	150
Other consumer	85	85	-	91	91	1
Totals	$7,803	$7,900	$1,020	$7,487	$7,566	$830

The following table summarizes impaired loans information by portfolio class:

	December 31, 2019			December 31, 2018
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
(In thousands)	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
1-4 family first-lien residential mortgages	$1,027	$1,027	$-	$1,221	$1,226	$-
Commercial real estate	3,996	4,067	-	2,387	2,448	-
Commercial lines of credit	86	86	-	228	228	-
Other commercial and industrial	69	77	-	451	452	-
Home equity and junior liens	40	40	-	-	-	-
Other consumer	55	55	-	-	-	-

With an allowance recorded:
1-4 family first-lien residential mortgages	584	584	97	606	606	108
Commercial real estate	450	450	78	486	486	100
Commercial lines of credit	98	98	98	28	28	28
Other commercial and industrial	866	866	406	373	373	255
Home equity and junior liens	180	180	150	207	207	140
Other consumer	36	36	1	-	-	-

Total:
1-4 family first-lien residential mortgages	1,611	1,611	97	1,827	1,832	108
Commercial real estate	4,446	4,517	78	2,873	2,934	100
Commercial lines of credit	184	184	98	256	256	28
Other commercial and industrial	935	943	406	824	825	255
Home equity and junior liens	220	220	150	207	207	140
Other consumer	91	91	1	-	-	-
Totals	$7,487	$7,566	$830	$5,987	$6,054	$631

Average Recorded Investment In Impaired Loans

The following table presents the average recorded investment in impaired loans for the periods indicated:

	For the three months ended		For the six months ended
	June 30,		June 30,
(In thousands)	2020	2019	2020	2019
1-4 family first-lien residential mortgages	$1,601	$1,528	$1,604	$1,627
Commercial real estate	4,544	3,662	4,511	3,399
Commercial lines of credit	180	344	181	314
Other commercial and industrial	972	1,100	959	1,008
Home equity and junior liens	219	227	219	220
Other consumer	88	99	89	66
Total	$7,604	$6,960	$7,563	$6,634

The following table presents the average recorded investment in impaired loans for years ended December 31:

(In thousands)	2019	2018
1-4 family first-lien residential mortgages	$1,622	$1,842
Commercial real estate	3,868	4,555
Commercial lines of credit	295	343
Other commercial and industrial	1,015	965
Home equity and junior liens	220	224
Other consumer	76	-
Total	$7,096	$7,929

Cash Basis Interest Income Recognized On Impaired Loans

The following table presents the cash basis interest income recognized on impaired loans for the periods indicated:

	For the three months ended		For the six months ended
	June 30,		June 30,
(In thousands)	2020	2019	2020	2019
1-4 family first-lien residential mortgages	$15	$23	$27	$35
Commercial real estate	38	57	69	85
Commercial lines of credit	3	14	5	18
Other commercial and industrial	6	24	22	38
Home equity and junior liens	1	3	4	6
Other consumer	2	3	3	3
Total	$65	$124	$130	$185

The following table presents the cash basis interest income recognized on impaired loans for the years ended December 31:

(In thousands)	2019	2018
1-4 family first-lien residential mortgages	$62	$61
Commercial real estate	190	175
Commercial lines of credit	16	28
Other commercial and industrial	66	38
Home equity and junior liens	11	12
Other consumer	7	-
Total	$352	$314